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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier           New York, New York                 May 15, 2012
------------------          ------------------                --------------
   [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                            ----------

Form 13F Information Table Entry Total:                             46
                                                            ----------

Form 13F Information Table Value Total:                       $156,680
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                 Para Advisors, LLC.
                                              Form 13F Information Table
                                             Quarter ended March 31, 2012


        COLUMN 1                 COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6  COLUMN 7         COLUMN 8
                                                              VALUE     SHRS or  SH/  PUT/  INV  OTHR         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS        CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISC MNGRS   SOLE   SHARED   NONE
----------------------------  --------------      ---------  --------  --------  ---  ----  ---- ----- -------  -------  ----
AMYLIN PHARMACEUTICALS INC    COM                 032346108  $  1,198    48,000  SH         SOLE        48,000
APPLE INC                     COM                 037833100  $  5,996    10,000  SH         SOLE        10,000
BEAM INC                      COM                 073730103  $  2,811    48,000  SH         SOLE        48,000
CBRE GROUP INC                CL A                12504L109  $  2,894   145,000  SH         SOLE       145,000
CVR ENERGY INC                COM                 12662P108  $  2,675   100,000  SH         SOLE       100,000
CAREFUSION CORP               COM                 14170T101  $  4,927   190,000  SH         SOLE       190,000
CELANESE CORP DEL             COM SER A           150870103  $  3,325    72,000  SH         SOLE        72,000
COLLECTIVE BRANDS INC         COM                 19421W100  $    944    48,000  SH         SOLE        48,000
DELTA AIR LINES INC DEL       COM                 247361702  $    941    95,000  SH         SOLE        95,000
DEUTSCHE BK AG LONDON BRH     INV JAP GOV BD      25154P170  $  1,444    72,500  SH         SOLE        72,500
DEUTSCHE BK AG LONDON BRH     3X INV JAP GOV      25154P188  $    823    41,500  SH         SOLE        41,500
DOLLAR THRIFTY AUTOMOTIVE GP  COM                 256743105  $  1,942    24,000  SH         SOLE        24,000
EATON CORP                    COM                 278058102  $  3,588    72,000  SH         SOLE        72,000
ENSCO PLC                     SPONSORED ADR       29358Q109  $  5,028    95,000  SH         SOLE        95,000
EXPRESS SCRIPTS INC           COM                 302182100  $  3,901    72,000  SH         SOLE        72,000
FINISH LINE INC               CL A                317923100  $  3,077   145,000  SH         SOLE       145,000
FORD MTR CO DEL               COM PAR $0.01       345370860  $  2,370   190,000  SH         SOLE       190,000
GEORGIA GULF CORP             COM PAR$0.01 NEW    373200302  $  4,186   120,000  SH         SOLE       120,000
GOODRICH CORP                 COM                 382388106  $  6,774    54,000  SH         SOLE        54,000
HALLIBURTON CO                COM                 406216101  $  3,153    95,000  SH         SOLE        95,000
HERTZ GLOBAL HOLDINGS INC     COM                 42805T105  $  2,888   192,000  SH         SOLE       192,000
HESS CORP                     COM                 42809H107  $  5,600    95,000  SH         SOLE        95,000
ILLINOIS TOOL WKS INC         COM                 452308109  $  4,113    72,000  SH         SOLE        72,000
ILLUMINA INC                  COM                 452327109  $  3,788    72,000  SH         SOLE        72,000
IVANHOE MINES LTD             COM                 46579N103  $  6,768   430,000  SH         SOLE       430,000
KKR FINANCIAL HLDGS LLC       COM                 48248A306  $  3,546   385,000  SH         SOLE       385,000
MARKET VECTORS ETF TR         GOLD MINER ETF      57060U100  $  2,378    48,000  SH         SOLE        48,000
MEDCO HEALTH SOLUTIONS INC    COM                 58405U102  $ 10,545   150,000  SH         SOLE       150,000
MICROSOFT CORP                COM                 594918104  $  6,193   192,000  SH         SOLE       192,000
PRECISION CASTPARTS CORP      COM                 740189105  $  2,421    14,000  SH         SOLE        14,000
PRESTIGE BRANDS HLDGS INC     COM                 74112D101  $    874    50,000  SH         SOLE        50,000
QUANTA SVCS INC               COM                 74762E102  $  3,031   145,000  SH         SOLE       145,000
RALCORP HLDGS INC NEW         COM                 751028101  $  2,815    38,000  SH         SOLE        38,000
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N      780097770  $  1,212    75,000  SH         SOLE        75,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M       780097796  $  1,233    75,000  SH         SOLE        75,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S       780097739  $  2,923   175,000  SH         SOLE       175,000
SPDR S&P 500 ETF TR           TR UNIT             78462F103  $    224       430  SH   PUT   SOLE           430
SEMGROUP CORP                 CL A                81663A105  $  5,595   192,000  SH         SOLE       192,000
THOMAS & BETTS CORP           COM                 884315102  $  3,452    48,000  SH         SOLE        48,000
TIMKEN CO                     COM                 887389104  $  3,653    72,000  SH         SOLE        72,000
UNIVERSAL AMERN CORP NEW      COM                 91338E101  $  2,587   240,000  SH         SOLE       240,000
VISTEON CORP                  COM NEW             92839U206  $  3,816    72,000  SH         SOLE        72,000
WASTE MGMT INC DEL            COM                 94106L109  $  5,069   145,000  SH         SOLE       145,000
WILLIAMS COS INC DEL          COM                 969457100  $    308    10,000  SH         SOLE        10,000
WPX ENERGY INC                COM                 98212B103  $  4,322   240,000  SH         SOLE       240,000
TE CONNECTIVITY LTD           REG SHS             H84989104  $  5,329   145,000  SH         SOLE       145,000


                                                  Total      $156,680